Schedule of Stock Options Valuation - May 12, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 1	115.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 3	0.96%
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 4	$ 0